Loans Receivable, Net	9 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Loans Receivable, Net
Loans Receivable, Net

Loans receivable, net, consisted of the following as of the dates shown:

	December 31, 2012	March 31, 2012
Residential Real Estate Loans	$90,677,625	$97,807,917
Consumer Loans	56,595,093	58,685,000
Commercial Business	8,063,901	9,552,575
Commercial Real Estate	250,924,094	276,317,897
Total Loans Held For Investment	406,260,713	442,363,389
Loans Held For Sale	4,770,760	2,671,771
Total Loans Receivable, Gross	411,031,473	445,035,160
Less:
Allowance For Loan Losses	11,318,371	14,615,198
Loans In Process	2,002,595	1,886,652
Deferred Loan Fees	4,687	22,704
	13,325,653	16,524,554
Total Loans Receivable, Net	$397,705,820	$428,510,606

Changes in the allowance for loan losses for the nine months ended December 31, 2012 and for the years ended March 31, 2012 and 2011 are summarized as follows:

	Nine Months Ended December 31,	Years Ended March 31,
	2012	2012	2011
Balance At Beginning Of Period	$14,615,198	$12,501,800	$12,307,394
Provision For Loan Losses	1,975,000	8,650,000	7,800,000
Charge Offs	(7,422,393)	(6,643,834)	(8,116,667)
Recoveries	2,150,566	107,232	511,073
Total Allowance For Loan Losses	$11,318,371	$14,615,198	$12,501,800

The Company uses a risk based approach based on the following credit quality measures when analyzing the loan portfolio: pass, caution, special mention, and substandard. These indicators are used to rate the credit quality of loans for the purposes of determining the Company’s allowance for loan losses. Pass loans are loans that are performing and are deemed adequately protected by the net worth of the borrower or the underlying collateral value. These loans are considered the least risky in terms of determining the allowance for loan losses. Substandard loans are considered the most risky category. These loans typically have an identified weakness or weaknesses and are inadequately protected by the net worth of the borrower or collateral value. All loans 60 days or more past due are automatically classified in this category. The other two categories fall in between these two grades.

(4)      Loans Receivable, Net, Continued

The following tables list the loan grades used by the Company as credit quality indicators and the balance in each category at the dates presented, excluding loans held for sale.

	Credit Quality Measures
December 31, 2012	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$82,565,630	$222,046	$293,079	$7,596,870	$90,677,625
Consumer	54,899,665	152,368	184,731	1,358,329	56,595,093
Commercial Business	7,256,607	151,521	514,253	141,520	8,063,901
Commercial Real Estate	162,570,021	32,049,447	17,417,778	38,886,848	250,924,094
Total	$307,291,923	$32,575,382	$18,409,841	$47,983,567	$406,260,713

	Credit Quality Measures
March 31, 2012	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$88,536,685	$—	$573,887	$8,697,345	$97,807,917
Consumer	57,113,676	159,805	27,604	1,383,915	58,685,000
Commercial Business	8,608,378	446,815	—	497,382	9,552,575
Commercial Real Estate	190,230,745	21,874,264	19,783,230	44,429,658	276,317,897
Total	$344,489,484	$22,480,884	$20,384,721	$55,008,300	$442,363,389

(4)      Loans Receivable, Net, Continued

The following table presents an age analysis of past due balances by category at December 31, 2012.

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$—	$1,794,644	$3,757,801	$5,552,445	$85,125,180	$90,677,625
Consumer	1,862,611	211,756	646,136	2,720,503	53,874,590	56,595,093
Commercial Business	445,113	36,079	86,991	568,183	7,495,718	8,063,901
Commercial Real Estate	2,432,423	4,852,227	13,913,190	21,197,840	229,726,254	250,924,094
Total	$4,740,147	$6,894,706	$18,404,118	$30,038,971	$376,221,742	$406,260,713

The following table presents an age analysis of past due balances by category at March 31, 2012.

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$2,778,235	$742,345	$3,638,929	$7,159,509	$90,648,408	$97,807,917
Consumer	659,028	352,421	620,358	1,631,807	57,053,193	58,685,000
Commercial Business	174,420	209,418	20,808	404,646	9,147,929	9,552,575
Commercial Real Estate	18,332,136	4,682,891	18,378,165	41,393,192	234,924,705	276,317,897
Total	$21,943,819	$5,987,075	$22,658,260	$50,589,154	$391,774,235	$442,363,389

At December 31, 2012 and March 31, 2012, the Company did not have any loans that were 90 days or more past due and still accruing interest. Our strategy is to work with our borrowers to reach acceptable payment plans while protecting our interests in the existing collateral.  In the event an acceptable arrangement cannot be reached, we may have to acquire these properties through foreclosure or other means and subsequently sell, develop, or liquidate them. The following table shows non-accrual loans by category at December 31, 2012 compared to March 31, 2012.

	At December 31, 2012		At March 31, 2012		$	%
	Amount	Percent (1)	Amount	Percent (1)	Increase (Decrease)	Increase (Decrease)
Non-accrual Loans:
Residential Real Estate	$3,757,801	0.9%	$3,638,929	0.8%	$118,872	3.3%
Commercial Business	86,991	—	20,808	—	66,183	318.1
Commercial Real Estate	13,913,190	3.4	18,378,165	4.2	(4,464,975)	(24.3)
Consumer	646,136	0.2	620,358	0.1	25,778	4.2
Total Non- accrual Loans	$18,404,118	4.5%	$22,658,260	5.1%	$(4,254,142)	(18.8)%

(1) PERCENT OF GROSS LOANS RECEIVABLE, NET OF DEFERRED FEES AND LOANS IN PROCESS AND LOANS HELD FOR SALE.

(4)      Loans Receivable, Net, Continued

The following tables show the activity in the allowance for loan losses by category for the periods indicated.

	For the Nine Months Ended December 31, 2012
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,928,625	$1,498,111	$644,855	$10,543,607	$14,615,198
Provision	183,236	(227,872)	175,141	1,844,495	1,975,000
Charge-Offs	(647,161)	(286,612)	(209,898)	(6,278,722)	(7,422,393)
Recoveries	56,859	17,644	8,821	2,067,242	2,150,566
Ending Balance	$1,521,559	$1,001,271	$618,919	$8,176,622	$11,318,371

	For the Year Ended March 31, 2012
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,702,864	$1,122,055	$924,149	$8,752,732	$12,501,800
Provision	789,365	1,570,350	114,169	6,176,116	8,650,000
Charge-Offs	(563,604)	(1,250,573)	(408,138)	(4,421,519)	(6,643,834)
Recoveries	—	56,279	14,675	36,278	107,232
Ending Balance	$1,928,625	$1,498,111	$644,855	$10,543,607	$14,615,198

The following tables present information related to impaired loans evaluated individually for impairment and collectively evaluated for impairment in the allowance for loan losses.

	Allowance For Loan Losses
December 31, 2012	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$—	$1,521,559	$1,521,559
Consumer	—	1,001,271	1,001,271
Commercial Business	—	618,919	618,919
Commercial Real Estate	440,000	7,736,622	8,176,622
Total	$440,000	$10,878,371	$11,318,371

	Allowance For Loan Losses
March 31, 2012	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$155,000	$1,773,625	$1,928,625
Consumer	19,568	1,478,543	1,498,111
Commercial Business	148,610	496,245	644,855
Commercial Real Estate	1,313,670	9,229,937	10,543,607
Total	$1,636,848	$12,978,350	$14,615,198

(4)       Loans Receivable, Net, Continued

The following tables present information related to impaired loans evaluated individually for impairment and collectively evaluated for impairment in loans receivable for the periods indicated.

	Loans Receivable
December 31, 2012	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$4,500,902	$86,176,723	$90,677,625
Consumer	322,588	56,272,505	56,595,093
Commercial Business	7,853	8,056,048	8,063,901
Commercial Real Estate	35,115,195	215,808,899	250,924,094
Total	$39,946,538	$366,314,175	$406,260,713

	Loans Receivable
March 31, 2012	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$3,544,061	$94,263,856	$97,807,917
Consumer	1,849,046	56,835,954	58,685,000
Commercial Business	172,362	9,380,213	9,552,575
Commercial Real Estate	35,231,717	241,086,180	276,317,897
Total	$40,797,186	$401,566,203	$442,363,389

Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired management measures impairment and records the loan at fair value. Fair value is estimated using one of the following methods: fair value of the collateral less estimated costs to sale, discounted cash flows, or market value of the loan based on similar debt. The fair value of the collateral less estimated costs to sell is the most frequently used method. Typically, the Company reviews the most recent appraisal and if it is over 24 months old will request a new third party appraisal. Depending on the particular circumstances surrounding the loan, including the location of the collateral, the date of the most recent appraisal and the value of the collateral relative to the recorded investment in the loan, management may order an independent appraisal immediately or, in some instances, may elect to perform an internal analysis. The average balance of impaired loans was $41.6 million for nine months ended December 31, 2012 compared to $34.3 million for the year ended March 31, 2012.

(4)       Loans Receivable, Net, Continued

The following tables are a summary of information related to impaired loans as of December 31, 2012 and March 31, 2012.

	December 31, 2012
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$4,500,902	$4,611,873	$—	$4,531,543	$130,896
Consumer Loans	322,588	386,588	—	342,916	28,419
Commercial Business	7,853	7,853	—	12,236	—
Commercial Real Estate	31,808,577	35,373,833	—	32,963,079	1,036,344
With An Allowance Recorded:
Residential Real Estate	—	—	—	—	—
Consumer Loans	—	—	—	—	—
Commercial Business	—	—	—	—	—
Commercial Real Estate	3,306,618	4,766,031	440,000	3,705,660	—
Total
Residential Real Estate	4,500,902	4,611,873	—	4,531,543	130,896
Consumer Loans	322,588	386,588	—	342,916	28,419
Commercial Business	7,853	7,853	—	12,236	—
Commercial Real Estate	35,115,195	40,139,864	440,000	36,668,739	1,036,344
Total	$39,946,538	$45,146,178	$440,000	$41,555,434	$1,195,659

	March 31, 2012
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$2,201,560	$2,456,960	$—	$2,066,066	$65,818
Consumer Loans	1,829,478	1,879,478	—	2,398,298	86,180
Commercial Business	23,752	47,752	—	294,894	1,677
Commercial Real Estate	27,425,873	29,175,328	—	24,020,047	1,186,679
With An Allowance Recorded:
Residential Real Estate	1,342,501	1,954,501	155,000	586,109	6,137
Consumer Loans	19,568	60,668	19,568	28,181	—
Commercial Business	148,610	148,610	148,610	207,135	5,608
Commercial Real Estate	7,805,844	9,945,912	1,313,670	4,687,210	228,483
Total
Residential Real Estate	3,544,061	4,411,461	155,000	2,652,175	71,955
Consumer Loans	1,849,046	1,940,146	19,568	2,426,479	86,180
Commercial Business	172,362	196,362	148,610	502,029	7,285
Commercial Real Estate	35,231,717	39,121,240	1,313,670	28,707,257	1,415,162
Total	$40,797,186	$45,669,209	$1,636,848	$34,287,940	$1,580,582

(4)       Loans Receivable, Net, Continued

In the course of resolving delinquent loans, the Bank may choose to restructure the contractual terms of certain loans. A troubled debt restructuring ("TDR") is a restructuring in which the Bank, for economic or legal reasons related to a borrower’s financial difficulties, grants a concession to a borrower that it would not otherwise consider (FASB ASC Topic 310-40).  The concessions granted on TDRs generally include terms to reduce the interest rate, extend the term of the debt obligation, or modify the payment structure on the debt obligation. The Bank grants such concessions to reassess the borrower’s financial status and develop a plan for repayment.  TDRs included in impaired loans at December 31, 2012 and March 31, 2012 amounted to $15.9 million and $18.0 million, respectively.

Loans on nonaccrual status at the date of modification are initially classified as nonaccrual TDRs. Loans on accruing status at the date of concession are initially classified as accruing TDRs if the note is reasonably assured of repayment and performance is expected in accordance with its modified terms. Such loans may be designated as nonaccrual loans subsequent to the concession date if reasonable doubt exists as to the collection of interest or principal under the restructuring agreement. Nonaccrual TDRs are returned to accruing status when there is economic substance to the restructuring, there is documented credit evaluation of the borrower's financial condition, the remaining balance is reasonably assured of repayment in accordance with its modified terms, and the borrower has demonstrated sustained repayment performance in accordance with the modified terms for a reasonable period of time (generally a minimum of six months).

The following table is a summary of loans restructured as TDRs during the periods indicated:

	For the Nine Months Ended December 31, 2012			For the Year Ended March 31, 2012
Troubled Debt Restructurings	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Residential Real Estate	—	$—	$—	—	$—	$—
Consumer Loans	—	—	—	1	15,358	15,358
Commercial Business	—	—	—	—	—	—
Commercial Real Estate	1	257,452	257,452	14	11,988,576	11,988,576
Total	1	257,452	257,452	15	$12,003,934	$12,003,934

(4)       Loans Receivable, Net, Continued

During the nine months ended December 31, 2012, the Bank modified one loan that was considered to be a TDR. The Bank lowered the interest rate on the loan and changed the payment to interest only for one year. During the year ended March 31, 2012, the Bank modified 15 loans that were considered to be TDRs. The modification for these loans consisted of lowering the interest rate. The following table is a summary of TDRs restructured in the last 12 months that subsequently defaulted during the period:

	For the Nine Months Ended December 31, 2012		For the Year Ended March 31, 2012
Troubled Debt Restructurings That Subsequently Defaulted During the Period	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Residential Real Estate	—	$—	—	$—
Consumer Loans	—	—	—	—
Commercial Business	—	—	—	—
Commercial Real Estate	4	880,745	—	—
Total	4	$880,745	—	$—

At December 31, 2012, six loans that had been previously restructured were in default, four of which defaulted during the nine month period and had been restructured in the last 12 months. During the year ended March 31, 2012, six loans that had been previously restructured were in default. The Bank considers any loan 30 days or more past due to be in default.

Our policy with respect to accrual of interest on loans restructured in a TDR follows relevant supervisory guidance.  That is, if a borrower has demonstrated performance under the previous loan terms and shows capacity to perform under the restructured loan terms, continued accrual of interest at the restructured interest rate is likely.  If a borrower was materially delinquent on payments prior to the restructuring but shows capacity to meet the restructured loan terms, the loan will likely continue as nonaccrual going forward.  Lastly, if the borrower does not perform under the restructured terms, the loan is placed on nonaccrual status.

We will continue to closely monitor these loans and will cease accruing interest on them if management believes that the borrowers may not continue performing based on the restructured note terms.  If, after previously being classified as a TDR, a loan is restructured a second time, then that loan is automatically placed on nonaccrual status.  Our policy with respect to nonperforming loans requires the borrower to make a minimum of six consecutive payments in accordance with the loan terms before that loan can be placed back on accrual status.  Further, the borrower must show capacity to continue performing into the future prior to restoration of accrual status.